Financial Instruments (Details) - Schedule of exposure to foreign currency changes for all other currencies is not material - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of exposure to foreign currency changes for all other currencies is not material [Line Items]
Increase/decrease in EUR rate	(5.00%)	(5.00%)
Effect on profit before tax	£ 1,336
Effect on pre-tax equity	£ 1,170
2021 [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency changes for all other currencies is not material [Line Items]
Increase/decrease in EUR rate	5.00%
Effect on profit before tax	£ (1,336)
Effect on pre-tax equity	£ (1,170)
2020 [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency changes for all other currencies is not material [Line Items]
Increase/decrease in EUR rate		5.00%
Effect on profit before tax
Effect on pre-tax equity